Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents.
Cash and cash equivalents	€ 89,401	€ 78,970	€ 118,925	€ 120,552	€ 128,562	€ 94,775